UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2007

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beutel, Goodman & Company  Ltd.
Address: 20 Eglinton Avenue West
         Suite 2000
         Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:   Michael James Gibson
Title:  Chief Financial Officer,
	     Alternate Compliance Officer
Phone:  416-932-6337


Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada
[City, State]

January 17, 2008
[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Beutel, Goodman & Company Ltd.
                                               Form 13F Information Table                 Form 13F File Number
31 Dec. 07                                                                                28 - 11939

                        Title                     Total                Investment  Other  -------- Voting Authority ---
Name of Issuer         of Class       CUSIP     (x $1000)     Shares   Discretion  Mgrs.       Sole   Shared    None
----------------------------------------------------------- ---------   --------- -------- --------- -----------------
Bank of Nova Scotia     Common    64149107          198,139   3,893,985   Sole              3,040,323           853,662
Barrick Gold Corp.      Common    67901108          207,419   4,905,688   Sole              3,991,088           914,600
BCE Inc.                Common    05534B109         259,291   6,461,940   Sole              5,157,741         1,304,199
CIBC                    Common    136069101         144,862   2,028,979   Sole              1,552,393           476,586
Enbridge                Common    29250N105         152,850   3,774,993   Sole              3,103,793           671,200
Encana                  Common    292505104         156,651   2,293,235   Sole              1,860,743           432,492
Manulife Financial      Common    56501R106         404,988   9,864,081   Sole              7,969,209         1,894,972
Nexen                   Common    65334H102         173,577   5,343,262   Sole              4,306,862         1,036,400
Open Text Corp.         Common    683715106         177,643   5,593,898   Sole              4,925,598           668,300
Petro Canada            Common    71644E102         273,519   5,075,606   Sole              3,985,087         1,090,519
Sun Life Financial In   Common    866796105         322,231   5,715,501   Sole              4,635,019         1,080,482
Talisman Energy Inc     Common    87425E103         259,190  13,926,931   Sole             11,082,022         2,844,909
Thomson Corp            Common    884903105         154,175   3,781,265   Sole              3,077,765           703,500
Toronto Dominion Bank   Common    891160509         475,104   6,754,972   Sole              5,400,066         1,354,906

Total                                             3,359,639








FORM 13F SUMMARY PAGE



Report Summary:  December 31, 2007


Number of Other Included Managers:
None


Form 13F Information Table Entry Total:
14



Form 13F Information Table Value Total:
3,359,639     (thousands)



List of Other Included Managers:
None




Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers with
respect to which this report is filed,
other than the manager filing this report.

If there are no entries in this list
state NONE and omit the column
headings and list entries.



No. Form 13F File Number Name
____ 28-__11939_____________________
______________________________________
[Repeat as necessary.]